OTHER RECEIVABLES, NET	12 Months Ended
Dec. 31, 2020
Notes to Financial Statements
OTHER RECEIVABLES, NET
6.	Other receivables, net

Other receivables consist of the following:

	December 31,	December 31,
	2020	2019
Deposit for business acquisitions	$13,177,023	$12,324,583
Deposit for set-up of research center	91,955	86,007
Others	1,114,182	814,615
Allowance for doubtful accounts	(32,937)	(42,676)
Total other receivables, net	$14,350,223	$13,182,529

Movements of allowance for doubtful accounts are as follows:

Beginning balance	$42,676	$29,571
(Write-off)/Addition	(12,691)	13,680
Exchange rate effect	2,952	(575)
Ending balance	$32,937	$42,676

The Company signed a non-binding letter of intent to acquire a controlling equity interest of Fuzhou Csfctech Co., Ltd (“Csfctech”), subject to customary conditions. Csfctech is a developer and distributor of mobile games in China with an international user base across Mainland China, Taiwan, the United Arab Emirates and Africa. The acquisition price is expected to be based on the valuation of the acquired entities carried out by a qualified independent third party. The Company signed a three party agreement that involves Csfctech and Quanzhou Yiang Trading Co., Ltd (“Yiang”), of which Yiang is an independent third party.

As of December 31, 2020, the Company paid a refundable deposit of $6,396,842 to Yiang as a guarantee. There is no assurance that the proposed transaction will be consummated, particularly if the financial performance of Csfctech does not meet the agreed terms.

The Company signed a non-binding letter of intent to acquire a controlling equity interest of Fuzhou Tornado Network Technology Co., Ltd (“Tornado”), subject to customary conditions. Tornado is a developer and distributor of mobile games in China with an international user base across Mainland China, South Korea, the United Arab Emirates and North America. The acquisition price is expected to be based on the valuation of the acquired entities carried out by a qualified independent third party. The Company signed a three party agreement that involves Tornado and Quanzhou Chengtai Co., Ltd (“Chengtai”), of which Chengtai is an independent third party. As of December 31, 2020 the Company paid a refundable deposit of $6,780,181 to Chengtai as a guarantee. There is no assurance that the proposed transaction will be consummated, particularly if the financial performance of Tornado does not meet the agreed terms.

In addition, the Company is aiming to establish a research center with Beijing Zhongrun Minan Intelligence Technology Co., Ltd (“Zhongrun”). The project will develop a training platform and application for kindergarten. As of December 31, 2020, the Company paid $91,955 to Zhongrun as a refundable deposit for preliminary costs.